UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22844

Oppenheimer Senior Floating Rate Plus Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 10/31/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS October 31, 2017 Unaudited

	Principal Amount	Value
Corporate Loans—104.3%
Consumer Discretionary—37.4%
Auto Components—0.3%
FPC Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%,[LIBOR4+400], 11/19/19[1]	$57,806	$57,397
Tower Automotive Holdings USA LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.00%,[LIBOR12+275], 3/7/24[1]	170,739	171,806
		229,203

Automobiles—0.8%
Federal-Mogul Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 4.99%,[LIBOR12+375], 4/15/21[1]	549,747	554,042

Distributors—4.7%
Albertson’s LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 3.992%,[LIBOR12+275], 8/25/21[1]	235,235	228,619
Tranche B6, 4.317%,[LIBOR4+300], 6/22/23[1]	204,551	198,597
Alphabet Holdings Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.833%,[LIBOR4+350], 9/26/24[1]	165,000	161,674
Ascena Retail Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%,[LIBOR12+450], 8/21/22[1]	229,260	199,958
Bass Pro Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.242%,[LIBOR12+500], 12/15/23[1]	410,000	399,494
BJ’s Wholesale Club, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.988%,[LIBOR12+375], 2/3/24[1]	95,665	93,491
Burlington Coat Factory Warehouse Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 3.99%,[LIBOR12+275], 8/13/21[1]	65,000	65,273
CWGS Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.238%-4.242%,[LIBOR12+300], 11/8/23[1]	145,470	146,954
Harbor Freight Tools USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.492%,[LIBOR12+325], 8/18/23[1]	227,600	229,070
JC Penney Corp., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.568%,[LIBOR4+425], 6/23/23[1]	174,375	160,897
Leslie’s Poolmart, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.064%,[LIBOR4+375], 8/16/23[1]	49,500	49,659
Men’s Wearhouse, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.688%-4.75%,[LIBOR4+350], 6/18/21[1]	176,693	175,755
Michaels Stores, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 3.987%-3.992%,[LIBOR12+275], 1/30/23[1]	113,518	113,677
Party City Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.05%-4.58%,[LIBOR4+300], 8/19/22[1]	261,935	262,917
Petco Animal Supplies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.38%,[LIBOR4+300], 1/26/23[1]	321,258	265,359
PetSmart, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.24%,[LIBOR12+300], 3/11/22[1]	522,797	450,504

1 OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Distributors (Continued)
SUPERVALU, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.742%,[LIBOR12+350], 6/8/24[1]	$154,225	$149,830
		3,351,728

Diversified Consumer Services—0.6%
4L Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.739%,[LIBOR4+450], 5/8/20[1]	189,486	136,272
IQOR US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.335%,[LIBOR4+500], 4/1/21[1]	234,061	233,439
IQOR US, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.085%,[LIBOR4+875], 4/1/22[1]	40,000	38,750
		408,461

Hotels, Restaurants & Leisure—9.9%
Amaya Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.833%,[LIBOR4+350], 8/1/21[1]	203,490	205,067
Boyd Gaming Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.702%,[LIBOR52+250], 9/15/23[1]	150,773	151,663
Caesars Entertainment Operating Co., Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 3.742%,[LIBOR4+250], 10/7/24[1]	370,000	370,780
Caesars Entertainment Resort Properties LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.735%,[LIBOR12+350], 10/11/20[1]	569,162	570,229
Caesars Growth Properties Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.242%,[LIBOR12+300], 5/8/21[1]	506,359	507,308
Caesars Growth Properties Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.075%,[LIBOR4+275], 9/28/24[1]	1,245,000	1,251,692
CEC Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.242%,[LIBOR12+300], 2/12/21[1]	130,040	129,857
CityCenter Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.742%,[LIBOR12+250], 4/18/24[1]	149,625	150,432
Delta 2 Lux Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.242%,[LIBOR12+300], 2/1/24[1]	389,833	392,920
Eldorado Resorts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.50%,[LIBOR4+225], 4/17/24[1]	172,653	173,192
ESH Hospitality, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.742%,[LIBOR12+250], 8/30/23[1]	64,513	65,005
Everi Payments, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.742%,[LIBOR12+450], 5/9/24[1]	194,513	195,728
Four Seasons Hotels Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.742%,[LIBOR12+250], 11/30/23[1]	59,550	60,025
Gateway Casinos & Entertainment Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.794%,[LIBOR4+375], 2/22/23[1]	59,850	60,661
Intrawest Resorts Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.492%,[LIBOR4+325], 7/31/24[1]	15,000	15,115

2 OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value
Hotels, Restaurants & Leisure (Continued)
La Quinta Intermediate Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.109%,[LIBOR4+275], 4/14/21[1]	$163,256	$164,506
MGM Growth Properties Operating Partnership LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.492%,[LIBOR12+225], 4/25/23[1]	79,596	80,093
Penn National Gaming, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.742%,[LIBOR12+250], 1/19/24[1]	39,800	40,052
RHP Hotel Properties LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.56%,[LIBOR4+225], 5/11/24[1]	54,725	55,183
Scientific Games International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 4.814%,[LIBOR4+350], 8/14/24[1]	480,000	486,150
SeaWorld Parks & Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B5, 4.333%,[LIBOR4+300], 4/1/24[1]	60,725	59,903
Station Casinos LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.74%,[LIBOR12+250], 6/8/23[1]	330,267	331,712
Town Sports International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.735%,[LIBOR12+350], 11/15/20[1]	239,388	226,521
VICI Properties 1 LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.738%,[LIBOR4+350], 10/15/22[1]	46,607	46,699
Weight Watchers International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.49%-4.59%,[LIBOR12+325], 4/2/20[1]	1,275,820	1,266,570
		7,057,063

Household Durables—1.9%
BRP US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.586%,[LIBOR4+225], 6/30/23[1]	70,000	70,525
Coty, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.732%,[LIBOR12+250], 10/27/22[1]	49,500	49,469
HLF Financing Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.742%,[LIBOR12+550], 2/15/23[1]	178,063	180,372
Prestige Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 3.992%,[LIBOR12+275], 1/26/24[1]	116,335	117,198
Revlon Consumer Products Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.742%,[LIBOR12+350], 9/7/23[1]	342,072	296,534
Serta Simmons Bedding LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.679%-4.835%,[LIBOR4+350], 11/8/23[1]	414,007	409,522
Tumi Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.492%,[LIBOR12+225], 8/1/23[1]	204,405	206,034
		1,329,654

Media—18.5%
Acosta, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.492%,[LIBOR4+325], 9/26/21[1]	155,500	137,009
Altice Financing SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.109%,[LIBOR4+275], 7/15/25[1]	213,925	214,078

3 OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Media (Continued)
Altice US Finance I Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.492%,[LIBOR12+225], 7/28/25[1]	$184,338	$184,482
Camelot Finance LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.742%,[LIBOR12+350], 10/3/23[1]	108,903	109,737
CBS Radio, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.803%,[LIBOR4+275], 10/17/23[1]	95,000	95,784
Charter Communications Operating LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche E, 3.25%,[LIBOR12+200], 7/1/20[1]	54,573	54,884
Tranche F, 3.25%,[LIBOR12+200], 1/3/21[1]	54,573	54,872
Tranche H, 3.25%,[LIBOR12+200], 1/15/22[1]	74,246	74,669
Tranche I, 3.50%,[LIBOR12+225], 1/15/24[1]	79,196	79,845
Checkout Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.742%,[LIBOR12+350], 4/9/21[1]	253,348	210,535
Clear Channel Communications, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 7.989%,[LIBOR4+675], 1/30/19[1]	2,015,102	1,515,105
Clear Channel Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 8.739%,[LIBOR4+750], 7/30/19[1]	139,658	105,529
CSC Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.489%,[LIBOR12+225], 7/17/25[1]	159,101	158,901
Deluxe Entertainment Services Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.88%,[LIBOR4+550], 2/28/20[1]	236,572	239,233
Endemol, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.085%,[LIBOR4+575], 8/13/21[1]	465	450
Getty Images, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%,[LIBOR4+350], 10/18/19[1]	73,349	64,364
Gray Television, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.735%,[LIBOR12+250], 2/7/24[1]	163,825	165,287
Harland Clarke Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B5, 7.147%,[LIBOR4+600], 12/31/21[1]	119,998	120,823
Tranche B6, 6.647%,[LIBOR4+550], 2/9/22[1]	287,389	288,313
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.00%,[LIBOR4+275], 6/30/19[1]	205,000	204,765
ION Media Networks, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%,[LIBOR12+300], 12/18/20[1]	412,460	415,747
Legendary Pictures, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.333%,[LIBOR4+600], 4/22/20[1,2]	365,000	361,806
Liberty Cablevision of Puerto Rico LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.859%,[LIBOR4+350], 1/7/22[1]	350,000	326,812
Lions Gate Entertainment Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.242%,[LIBOR12+300], 12/8/23[1]	122,563	123,512
MacDonald Dettwiler & Associates Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.10%,[LIBOR4+250], 10/4/24[1]	115,000	115,821
Mediacom Illinois LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche K, 3.46%,[LIBOR52+225], 2/15/24[1]	74,625	74,979
MediArena Acquisition BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.085%,[LIBOR4+575], 8/13/21[1]	179,999	174,053

4 OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value
Media (Continued)
Mission Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.735%,[LIBOR12+250], 1/17/24[1]	$69,727	$70,199
Monarchy Enterprises Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.742%,[LIBOR4+650], 10/13/22[1,2]	655,000	651,725
NEP/NCP Holdco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.492%,[LIBOR12+325], 7/21/22[1]	174,114	175,129
Nexstar Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.735%,[LIBOR12+250], 1/17/24[1]	554,871	558,632
Outfront Media Capital LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.489%,[LIBOR4+225], 3/18/24[1]	80,000	80,679
Radiate Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.242%,[LIBOR12+300], 2/1/24[1]	393,025	389,617
Red Ventures LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.328%,[LIBOR4+400], 10/18/24[1]	250,000	248,594
Rovi Solutions Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%,[LIBOR12+250], 7/2/21[1]	122,507	123,251
Sable International Finance Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.742%,[LIBOR12+350], 1/31/25[1]	125,000	125,478
SFR Group SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.13%,[LIBOR4+275], 7/31/25[1]	84,575	84,615
Tranche B12, 4.336%,[LIBOR4+300], 1/5/26[1]	341,640	342,436
Sinclair Television Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.50%,[LIBOR12+225], 1/3/24[1]	401,963	403,470
Technicolor SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.067%,[LIBOR4+275], 12/6/23[1]	119,400	119,885
Telenet Financing USD LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche AI, 3.989%,[LIBOR12+275], 6/30/25[1]	310,000	311,593
Telesat Canada, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.32%,[LIBOR4+300], 11/17/23[1]	173,688	175,393
Tribune Media Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.242%,[LIBOR12+300], 1/26/24[1]	346,818	348,408
Unitymedia Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 3.604%,[LIBOR4+225], 10/19/26[1]	180,000	179,756
Univision Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C5, 3.992%,[LIBOR12+275], 3/15/24[1]	582,451	580,399
UPC Financing Partnership, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche AR, 3.857%,[LIBOR4+250], 1/15/26[1]	381,000	382,715
Virgin Media Bristol LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche I, 3.989%,[LIBOR12+275], 1/31/25[1]	380,000	381,870
WaveDivision Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.14%,[LIBOR6+275], 10/15/19[1]	296,631	297,224
WideOpenWest Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.487%,[LIBOR12+325], 8/18/23[1]	355,000	355,856
William Morris Endeavor Entertainment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.64%,[LIBOR12+325], 5/6/21[1]	277,900	280,273
WMG Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.738%,[LIBOR12+250], 11/1/23[1]	448,000	450,600

5 OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Media (Continued)
Ziggo Secured Finance Partnership, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 3.739%,[LIBOR12+250], 4/15/25[1]	$415,000	$416,383
		13,205,575

Multiline Retail—0.4%
Neiman Marcus Group Ltd. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.488%,[LIBOR12+325], 10/25/20[1]	331,332	262,415

Specialty Retail—0.3%
Key Safety Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.89%,[LIBOR4+450], 8/29/21[1]	235,770	237,420

Consumer Staples—3.6%
Beverages—3.5%
1011778 BC ULC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.397%-3.492%,[LIBOR4+225], 2/16/24[1]	205,963	206,263
Dole Food Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.988%-6.00%,[LIBOR6+275], 4/6/24[1]	248,438	249,852
Hearthside Group Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.242%,[LIBOR12+300], 6/2/21[1]	49,615	49,941
Hostess Brands LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.742%,[LIBOR12+250], 8/3/22[1]	217,126	218,574
Jacobs Douwe Egberts International BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.563%,[LIBOR4+225], 7/4/22[1]	75,000	75,539
KFC Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.237%,[LIBOR12+200], 6/16/23[1]	151,776	152,806
Landry’s, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.49%-4.554%,[LIBOR4+275], 10/4/23[1]	589,163	595,699
Nomad Foods Europe Midco Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.989%,[LIBOR12+275], 5/15/24[1]	130,000	131,056
NPC International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.742%,[LIBOR12+350], 4/19/24[1]	44,888	45,224
Pinnacle Foods Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.232%,[LIBOR12+200], 2/2/24[1]	334,373	336,400
Post Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.492%,[LIBOR12+225], 5/24/24[1]	359,100	361,098
Refresco Group NV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.067%,[LIBOR4+275], 9/26/24[1]	55,000	55,413
		2,477,865

Food & Staples Retailing—0.1%
Rite Aid Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche 1, 6.00%,[LIBOR12+475], 8/21/20[1]	110,000	111,375

Energy—4.3%
Energy Equipment & Services—4.0%
American Energy-Marcellus LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.474%,[LIBOR12+425], 8/4/20[1]	269,196	201,224

6 OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value
Energy Equipment & Services (Continued)
BCP Renaissance Parent LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.317%,[LIBOR4+400], 9/20/24[1]	$240,000	$243,037
California Resources Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 11.612%,[LIBOR12+1,037.5], 12/31/21[1]	95,000	101,967
Chesapeake Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.814%,[LIBOR4+750], 8/23/21[1]	120,000	129,210
Drillship Kithira Owners, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 8.00%,[LIBOR4+800], 9/20/24[1]	205,777	208,863
Eastern Power LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.985%-4.992%,[LIBOR12+375], 10/2/23[1]	403,960	407,169
ExGen Texas Power LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.897%,[LIBOR4+475], 9/18/21[1]	205,953	130,437
Fieldwood Energy LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.92%,[LIBOR4+287.5], 10/1/18[1]	90,518	87,011
Tranche B, 8.045%,[LIBOR4+700], 8/31/20[1]	92,000	83,337
Floatel International Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.147%,[LIBOR4+500], 6/27/20[1]	55,363	43,321
Gulf Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.30%,[LIBOR4+525], 8/25/23[1]	214,567	208,398
HGIM Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%,[LIBOR4+450], 6/18/20[1]	178,182	64,294
Larchmont Resources LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A, 10.32%, 8/7/20[3,4]	65,330	64,024
Limetree Bay Terminals LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.237%,[LIBOR12+400], 2/15/24[1]	179,100	179,324
MEG Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.833%,[LIBOR4+350], 12/31/23[1]	189,132	190,044
Pacific Drilling SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.875%,[LIBOR4+350], 6/3/18[1]	4,923	1,592
Seadrill Operating LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.333%,[LIBOR4+300], 2/21/21[1]	309,445	236,596
Sheridan Production Partners II-A LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.82%,[LIBOR4+350], 12/16/20[1]	13,298	11,303
Sheridan Production Partners II-M LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.82%,[LIBOR4+350], 12/16/20[1]	4,935	4,194
Traverse Midstream Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.33%,[LIBOR4+400], 9/27/24[1]	95,000	96,556
Ultra Resources, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 4.309%,[LIBOR4+300], 4/12/24[1]	155,000	155,452
		2,847,353

Oil, Gas & Consumable Fuels—0.3%
Sheridan Investment Partners II LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.82%,[LIBOR4+350], 12/16/20[1]	95,265	80,976
Southcross Energy Partners LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.583%,[LIBOR4+425], 8/4/21[1]	184,816	161,021
		241,997

7 OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Financials—4.1%
Capital Markets—0.9%
Aretec Group, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 5.485%,[LIBOR12+425], 11/23/20[1]	$156,097	$156,292
Aretec Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.742%,[PRIME4+450], 5/23/21[1,3]	501,584	499,389
		655,681

Commercial Banks—2.6%
Alliant Holdings Intermediate LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.49%,[LIBOR4+325], 8/12/22[1]	61,857	62,360
AmWINS Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.985%-3.992%,[LIBOR12+275], 1/25/24[1]	99,225	99,680
Blucora, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.073%,[LIBOR4+375], 5/22/24[1]	93,333	94,033
Capital Automotive LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%,[LIBOR12+300], 3/25/24[1]	78,080	78,527
DTZ US Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%-4.63%,[LIBOR4+325], 11/4/21[1]	174,224	175,340
Focus Financial Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.574%,[LIBOR4+325], 7/3/24[1]	50,000	50,512
HUB International Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.312%,[LIBOR4+300], 10/2/20[1]	171,823	173,392
Hyperion Insurance Group Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%,[LIBOR12+400], 4/29/22[1]	126,080	127,616
iStar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.238%-4.239%,[LIBOR4+300], 10/1/21[1]	164,588	166,645
NFP Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.742%,[LIBOR12+350], 1/8/24[1]	272,763	275,637
Uniti Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.242%,[LIBOR12+300], 10/24/22[1]	372,188	357,880
USI, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.18%,[LIBOR4+300], 5/16/24[1]	180,000	180,427
		1,842,049

Consumer Finance—0.6%
PGX Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%,[LIBOR12+525], 9/29/20[1]	354,435	354,435
PGX Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.23%,[LIBOR12+900], 9/29/21[1,2]	41,859	41,441
		395,876

Health Care—7.6%
Health Care Equipment & Supplies—7.1%
21st Century Oncology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.275%,[LIBOR4+612.5], 4/30/22[1]	42,400	40,280
Acadia Healthcare Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.988%,[LIBOR12+275], 2/16/23[1]	208,217	209,822
Air Medical Group Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.492%,[LIBOR12+325], 4/28/22[1]	47,791	47,741

8 OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value
Health Care Equipment & Supplies (Continued)
Alliance HealthCare Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.575%,[LIBOR4+425], 10/3/23[1]	$95,000	$95,356
Ardent Legacy Acquisitions, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.833%,[LIBOR4+550], 8/4/21[1]	53,203	53,469
ASP AMC Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.833%,[LIBOR4+350], 4/22/24[1]	280,280	279,790
Carestream Health, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.333%,[LIBOR4+400], 6/7/19[1]	47,579	47,557
Change Healthcare Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.992%,[LIBOR12+275], 3/1/24[1]	651,725	655,979
CHS/Community Health Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche G, 4.067%,[LIBOR4+275], 12/31/19[1]	45,931	45,214
Tranche H, 4.202%-4.317%,[LIBOR4+300], 1/27/21[1]	340,054	329,883
DJO Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.492%-4.585%,[LIBOR12+325], 6/8/20[1]	294,622	295,248
Genoa a Qol Healthcare Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.492%,[LIBOR12+325], 10/30/23[1]	227,704	229,732
Grifols Worldwide Operations USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.453%,[LIBOR52+225], 1/31/25[1]	407,950	409,851
HCA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B8, 3.492%,[LIBOR12+225], 2/15/24[1]	249,475	251,404
INC Research Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.489%,[LIBOR12+225], 8/1/24[1]	165,000	166,048
Jaguar Holding Co. II, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.794%-4.083%,[LIBOR4+275], 8/18/22[1]	332,992	335,244
Kinetic Concepts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.583%,[LIBOR4+325], 2/2/24[1]	89,775	89,794
Mallinckrodt International Finance SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.083%,[LIBOR4+275], 9/24/24[1]	74,812	75,061
MPH Acquisition Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.333%,[LIBOR4+300], 6/7/23[1]	189,266	190,946
National Mentor Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.147%,[LIBOR4+300], 1/31/21[1]	226,583	228,885
Opal Acquisition, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.147%-5.335%,[LIBOR4+400], 11/27/20[1]	175,294	169,378
Ortho-Clinical Diagnostics, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, Tranche B, 4.783%,[LIBOR4+375], 6/30/21[1]	163,141	163,974
PAREXEL International Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.311%,[LIBOR4+300], 9/27/24[1]	15,000	15,165
Select Medical Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.78%-6.75%,[LIBOR4+350], 3/1/21[1]	79,600	80,557
Surgery Center Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%,[LIBOR4+325], 9/2/24[1]	110,000	109,423
Team Health Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.992%,[LIBOR12+275], 2/6/24[1]	208,950	207,209

9 OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Health Care Equipment & Supplies (Continued)
Valeant Pharmaceuticals International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche BF1, 5.99%,[LIBOR4+475], 4/1/22[1]	$245,000	$250,022
		5,073,032

Health Care Providers & Services—0.5%
Kindred Healthcare, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.875%,[LIBOR4+350], 4/9/21[1]	344,017	345,665

Industrials—16.6%
Aerospace & Defense—0.1%
Doncasters US Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.647%,[LIBOR4+350], 4/9/20[1]	103,100	100,351

Commercial Services & Supplies—8.5%
Access CIG LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.238%,[LIBOR12+500], 10/18/21[1]	67,856	68,478
Allied Universal Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.083%,[LIBOR4+375], 7/28/22[1]	379,435	378,689
Asurion LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 3.992%,[LIBOR12+275], 8/4/22[1]	344,821	347,746
Tranche B5, 4.242%,[LIBOR12+300], 11/3/23[1]	427,292	431,145
ATS Consolidated, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.742%,[LIBOR12+450], 5/31/24[1]	114,713	115,860
AVSC Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.674%-4.853%,[LIBOR4+350], 4/29/24[1]	169,575	170,847
Belron Finance US LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.857%,[LIBOR4+250], 10/26/24[1]	150,000	151,312
Casmar Australia Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.647%-5.677%,[LIBOR4+450], 12/8/23[1]	109,175	110,540
Ceridian HCM Holdings, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.739%,[LIBOR12+350], 9/15/20[1]	94,546	94,694
CEVA Group plc, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.878%,[LIBOR4+550], 3/19/21[1]	35,558	34,562
CEVA Group plc, Sr. Sec. Credit Facilities Letter of Credit 1st Lien Term Loan, 6.50%-6.878%,[LIBOR4+550], 3/19/21[1]	71,636	69,630
Compass Group Diversified Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.492%,[LIBOR12+275], 6/4/21[1]	98,899	99,424
Cotiviti Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.84%,[LIBOR4+250], 9/28/23[1]	227,849	228,704
Crossmark Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.833%,[LIBOR4+350], 12/20/19[1]	203,350	136,041
Engility Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 3.985%,[LIBOR12+275], 8/12/20[1]	36,000	36,319
Tranche B2, 4.492%,[LIBOR12+325], 8/14/23[1]	96,529	97,833
First Advantage, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.397%,[LIBOR4+525], 6/30/22[1]	88,072	85,870

10 OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value
Commercial Services & Supplies (Continued)
First American Payment Systems LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.988%,[LIBOR12+575], 1/5/24[1]	$87,479	$87,698
Garda World Security Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.311%,[PRIME4+300], 5/24/24[1]	302,524	305,549
IG Investments Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.078%,[LIBOR4+400], 10/31/21[1]	258,700	262,097
Inmar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.67%,[LIBOR6+350], 5/1/24[1]	294,263	294,906
International Car Wash Group Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.06%,[LIBOR4+375], 10/3/24[1]	70,000	70,787
iPayment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.305%,[LIBOR4+600], 4/11/23[1]	134,663	136,346
KUEHG Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.917%,[LIBOR4+375], 8/12/22[1]	188,970	189,820
Laureate Education, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.742%,[LIBOR12+450], 4/26/24[1]	253,613	255,145
LS Deco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.833%,[LIBOR4+350], 5/21/22[1]	58,310	58,966
Monitronics International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 6.833%,[LIBOR4+550], 9/30/22[1]	252,450	250,746
Sabre GLBL, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.492%,[LIBOR12+225], 2/22/24[1]	57,566	57,908
Staples, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.31%,[LIBOR4+400], 9/12/24[1]	465,000	439,795
TKC Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.484%,[LIBOR6+425], 2/1/23[1]	94,525	95,515
Travelport Finance Luxembourg Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 4.061%,[LIBOR4+275], 9/2/21[1]	260,396	261,075
XPO Logistics, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.599%,[LIBOR4+225], 11/1/21[1]	635,000	639,367
		6,063,414

Industrial Conglomerates—2.6%
Clark Equipment Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.929%,[LIBOR4+275], 5/18/24[1]	139,300	140,490
CPI Acquisition, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.962%,[LIBOR4+450], 8/17/22[1]	77,604	56,781
Gardner Denver, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.083%,[LIBOR12+275], 7/30/24[1]	104,149	104,649
Gates Global LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.408%,[LIBOR4+325], 4/1/24[1]	164,050	165,206
Generac Power Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.585%,[LIBOR4+225], 5/31/23[1]	114,079	114,697
Harsco Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%,[LIBOR12+500], 11/2/23[1]	69,475	70,749
Hillman Group, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.65%,[LIBOR4+350], 6/30/21[1]	105,893	106,819

11 OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Industrial Conglomerates (Continued)
MACOM Technology Solutions Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.489%,[LIBOR12+225], 5/17/24[1]	$139,650	$140,028
Milacron LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.242%,[LIBOR12+300], 9/28/23[1]	84,288	84,850
RBS Global, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.903%-4.115%,[LIBOR4+275], 8/21/23[1]	178,650	179,942
Terex Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.583%,[LIBOR12+225], 1/31/24[1]	54,725	55,021
TransDigm, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche F, 4.242%,[LIBOR12+300], 6/9/23[1]	284,844	286,408
Vertiv Intermediate Holding II Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.242%,[LIBOR12+400], 11/30/23[1]	198,373	199,300
Wencor Group, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.833%,[LIBOR4+350], 6/19/21[1]	54,289	53,101
WP CPP Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.88%,[LIBOR4+350], 12/28/19[1]	89,267	87,370
		1,845,411

Road & Rail—3.5%
Air Canada, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.46%,[LIBOR4+225], 10/6/23[1]	50,000	50,364
American Airlines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.742%,[LIBOR12+250], 4/28/23[1]	89,100	89,372
Tranche B, 3.739%,[LIBOR12+250], 12/14/23[1]	255,000	255,903
Arctic LNG Carriers Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.742%,[LIBOR12+450], 5/18/23[1]	154,613	156,304
Avolon TLB Borrower 1 US LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.488%,[LIBOR12+225], 3/21/22[1]	862,838	869,895
CH Hold Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.242%,[LIBOR12+300], 2/1/24[1]	117,422	118,450
Commercial Barge Line Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.992%,[LIBOR12+875], 11/12/20[1]	141,589	109,613
Kenan Advantage Group, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 4.242%,[LIBOR12+300], 7/29/22[1]	82,126	82,305
Tranche B2, 4.242%,[LIBOR12+300], 7/29/22[1]	8,377	8,396
United Airlines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.63%,[LIBOR4+225], 4/1/24[1]	119,400	120,101
Western Express, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.567%,[LIBOR4+825], 2/23/22[1,2]	612,000	621,119
		2,481,822

Trading Companies & Distributors—0.2%
Orchard Acquisition Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.313%,[LIBOR4+600], 2/8/19[1]	210,000	100,450

12 OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value
Transportation Infrastructure—1.7%
American Axle & Manufacturing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.49%,[LIBOR12+225], 4/6/24[1]	$217,250	$217,635
Cooper-Standard Automotive, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.583%,[LIBOR4+225], 11/2/23[1]	100,494	101,229
Dayco Products LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.234%,[LIBOR4+500], 5/19/23[1]	114,713	115,860
Navistar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.24%,[LIBOR12+400], 8/7/20[1]	277,873	280,305
Superior Industries International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.739%,[LIBOR12+450], 3/22/24[1]	169,563	171,046
TI Group Automotive Systems LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.992%,[LIBOR12+275], 6/30/22[1]	240,194	241,320
Visteon Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.279%-3.407%,[LIBOR4+225], 3/24/24[1]	83,589	84,129
		1,211,524

Information Technology—12.1%
Communications Equipment—0.5%
Birch Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.60%,[LIBOR4+725], 7/17/20[1]	362,112	336,764

Electronic Equipment, Instruments, & Components—0.2%
Aricent Technologies, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.739%,[LIBOR12+450], 4/14/21[1]	145,550	146,384

Internet Software & Services—11.1%
Almonde, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.736%-4.817%,[LIBOR4+350], 6/13/24[1]	310,000	309,535
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B7, 6.621%,[LIBOR4+525], 5/29/20[1]	1,416,494	1,192,217
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Debtor in Possession, 8.739%-8.742%,[LIBOR12+750], 1/24/18[1]	190,000	192,138
Blackboard, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 6.354%,[LIBOR4+500], 6/30/21[1]	225,278	216,901
BMC Software Finance, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.242%,[LIBOR12+400], 9/10/22[1]	311,292	313,716
Cavium, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.488%,[LIBOR12+225], 8/16/22[1]	139,593	140,375
Colorado Buyer, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.31%,[LIBOR4+300], 5/1/24[1]	190,523	192,237
Compuware Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5.63%,[LIBOR12+425], 12/15/21[1]	142,662	144,490
Cypress Semiconductor Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.99%,[LIBOR12+275], 7/5/21[1]	123,355	124,396
Epicor Software Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%,[LIBOR12+375], 6/1/22[1]	102,455	103,104

13 OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Internet Software & Services (Continued)
First Data Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.488%,[LIBOR12+225], 7/8/22[1]	$168,207	$168,901
Tranche B, 3.738%,[LIBOR12+250], 4/26/24[1]	314,769	316,704
Genesys Telecommunications Laboratories, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5.083%,[LIBOR4+375], 12/1/23[1]	94,513	95,112
Go Daddy Operating Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.742%,[LIBOR12+250], 2/15/24[1]	269,610	271,110
Infor US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.897%,[LIBOR4+275], 2/1/22[1]	396,643	397,883
Informatica Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.647%,[LIBOR4+350], 8/5/22[1]	217,103	217,839
Internap Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.24%,[LIBOR12+700], 4/6/22[1]	69,825	70,916
Ivanti Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%,[LIBOR12+425], 1/20/24[1]	94,516	92,626
MA FinanceCo LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.989%,[LIBOR12+275], 6/21/24[1]	77,798	77,958
Tranche B2, 3.742%,[LIBOR4+250], 11/19/21[1]	155,000	155,210
MaxLinear, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.739%,[LIBOR12+250], 5/13/24[1]	79,412	79,908
McAfee LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.833%,[LIBOR4+450], 9/30/24[1]	285,000	287,249
Microsemi Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.488%,[LIBOR4+225], 1/15/23[1]	83,864	84,329
ON Semiconductor Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.492%,[LIBOR12+225], 3/31/23[1]	62,711	63,060
Polycom, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.487%-6.492%,[LIBOR12+525], 9/27/23[1]	77,430	78,462
Premiere Global Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.50%,[LIBOR6+650], 12/8/21[1]	67,836	65,377
Quest Software US Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.38%,[LIBOR12+600], 10/31/22[1]	126,034	127,635
Riverbed Technology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%,[LIBOR12+325], 4/24/22[1]	226,085	219,101
Science Applications International Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.813%,[LIBOR4+250], 5/4/22[1]	70,000	70,591
Seattle SpinCo, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.988%,[LIBOR12+275], 6/21/24[1]	514,333	515,390
SolarWinds Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.742%,[LIBOR4+350], 2/3/23[1]	119,100	119,938
Solera LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.492%,[LIBOR12+325], 3/3/23[1]	64,509	65,037
Sophia LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.583%,[LIBOR4+325], 9/30/22[1]	59,235	59,251
Synchronoss Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.742%,[LIBOR12+450], 1/19/24[1]	146,923	146,992
Tempo Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.235%,[LIBOR12+300], 5/1/24[1]	391,020	392,771

14 OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value
Internet Software & Services (Continued)
Tessera Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.492%,[LIBOR12+325], 12/1/23[1]	$213,388	$215,477
TTM Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.742%,[LIBOR4+250], 9/28/24[1]	65,000	65,650
Veritas US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.833%,[LIBOR4+450], 1/27/23[1]	250,925	254,140
Western Digital Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.99%,[LIBOR12+275], 4/29/23[1]	251,822	253,632
		7,957,358

Software—0.3%
Securus Technologies Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.75%,[LIBOR52+350], 4/30/20[1]	176,933	177,154
Tranche B2, 5.453%,[LIBOR52+425], 4/30/20[1]	23,963	23,993
		201,147

Materials—9.4%
Chemicals—3.4%
Alpha 3 BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.333%,[LIBOR4+300], 1/31/24[1]	79,800	80,399
Avantor Performance Materials Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.24%,[LIBOR12+400], 3/11/24[1]	82,206	82,502
CeramTec Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.067%,[LIBOR4+275], 8/30/20[1]	8,560	8,568
CeramTec Service GmbH, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 4.067%,[LIBOR4+275], 8/30/20[1]	68,965	69,029
Tranche B3, 4.067%,[LIBOR4+275], 8/30/20[1]	20,914	20,933
Emerald Performance Materials LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.742%,[LIBOR12+350], 7/30/21[1]	159,235	160,409
Encapsys LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.607%,[LIBOR4+325], 10/26/24[1]	25,000	25,219
Ferro Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.742%,[LIBOR12+250], 2/14/24[1]	79,600	80,110
H.B. Fuller Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.489%,[LIBOR4+225], 10/20/24[1]	310,000	312,159
Huntsman International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.242%,[LIBOR12+300], 4/1/23[1]	75,053	75,592
Ineos Styrolution US Holding LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.083%,[LIBOR4+275], 3/29/24[1]	84,364	84,759
Ineos US Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.941%,[LIBOR12+275], 3/31/22[1]	84,023	84,343
Tranche B, 3.941%,[LIBOR12+275], 4/1/24[1]	104,213	104,668
MacDermid, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B6, 4.242%,[LIBOR12+300], 6/7/23[1]	79,625	80,166
Tranche B7, 3.742%,[LIBOR4+275], 6/7/20[1]	80,000	80,571
New Arclin US Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.583%,[LIBOR4+425], 2/14/24[1]	94,938	95,828
OCI Beaumont LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.064%,[LIBOR4+675], 8/20/19[1]	73,500	74,633

15 OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Chemicals (Continued)
Road Infrastructure Investment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.739%,[LIBOR12+350], 6/13/23[1]	$49,500	$49,954
Trinseo Materials Operating SCA, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.742%,[LIBOR4+250], 9/6/24[1]	30,000	30,287
Tronox Blocked Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.328%,[LIBOR4+300], 9/23/24[1]	134,708	135,613
Tronox Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.328%,[LIBOR4+300], 9/23/24[1]	311,001	313,091
Univar USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.992%,[LIBOR12+275], 7/1/22[1]	354,998	356,939
		2,405,772

Construction Materials—1.5%
American Builders & Contractors Supply Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.742%,[LIBOR12+250], 10/31/23[1]	84,575	85,174
Continental Building Products Operating Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.742%-3.833%,[LIBOR4+250], 8/18/23[1]	197,681	199,435
Quikrete Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.992%,[LIBOR12+275], 11/15/23[1]	436,974	438,066
Realogy Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.492%,[LIBOR12+225], 7/20/22[1]	234,816	236,455
VC GB Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.992%,[LIBOR12+375], 2/28/24[1]	114,437	115,295
		1,074,425

Containers & Packaging—2.1%
Berry Global, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche M, 3.488%-3.492%,[LIBOR12+225], 10/1/22[1]	360,221	361,797
Tranche N, 3.488%,[LIBOR12+225], 1/19/24[1]	54,725	54,930
Berry Plastics Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche K, 3.488%,[LIBOR12+225], 2/8/20[1]	113,725	114,383
Tranche L, 3.488%,[LIBOR12+225], 1/6/21[1]	170,000	170,758
BWAY Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.599%,[LIBOR12+325], 4/3/24[1]	219,450	220,371
KIK Custom Products, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.74%,[LIBOR12+450], 8/26/22[1]	35,024	35,462
Multi-Color Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.57%,[LIBOR4+225], 9/20/24[1]	25,000	25,211
Plastipak Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.08%,[LIBOR4+275], 10/5/24[1]	95,000	95,811
Reynolds Group Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.992%,[LIBOR12+300], 2/5/23[1]	205,682	207,071
SIG Combibloc US Acquisition, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.242%,[LIBOR12+300], 3/11/22[1]	191,901	193,198
		1,478,992

16 OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Principal Amount	Value
Metals & Mining—2.2%
Murray Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B2, 8.583%,[LIBOR4+725], 4/16/20[1]	$1,154,165	$1,035,863
Tranche B3, 9.083%,[LIBOR4+775], 4/17/20[1]	422,104	388,160
Peabody Energy Corp., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 4.742%,[LIBOR12+350], 3/31/22[1]	142,801	143,961
		1,567,984

Paper & Forest Products—0.2%
Signode Industrial Group US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.897%-3.992%,[LIBOR4+275], 5/1/21[1]	162,244	163,866

Telecommunication Services—5.3%
Diversified Telecommunication Services—5.3%
CenturyLink, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 2.75%,[LIBOR4+275], 1/31/25[1]	835,000	824,997
Cincinnati Bell, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.985%,[LIBOR4+375], 10/2/24[1]	165,000	167,578
Consolidated Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%,[LIBOR12+300], 10/5/23[1]	224,299	221,075
Digicel International Finance Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.07%,[LIBOR4+375], 5/27/24[1]	150,000	151,219
Frontier Communications Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.99%,[LIBOR12+375], 6/15/24[1]	254,363	242,638
Global Tel*Link Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.00%,[LIBOR4+400], 5/23/20[1]	217,989	220,679
IPC Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.89%,[LIBOR4+450], 8/6/21[1]	419,250	409,817
IPC Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.89%,[LIBOR4+950], 2/4/22[1]	110,000	98,450
Level 3 Financing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.489%,[LIBOR12+225], 2/22/24[1]	215,000	215,845
SBA Senior Finance II LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.50%,[LIBOR12+225], 3/24/21[1]	129,000	129,717
SBA Senior Finance II LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.49%,[LIBOR12+225], 6/10/22[1]	104,201	104,685
Sprint Communications, Inc.,Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%,[LIBOR4+250], 2/2/24[1]	731,325	734,329
Windstream Services LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B6, 5.24%,[LIBOR12+400], 3/29/21[1]	277,622	260,878
		3,781,907

Utilities—3.9%
Electric Utilities—3.9%
Calpine Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B5, 4.09%,[LIBOR4+275], 1/15/24[1]	133,633	134,273
Tranche B7, 4.09%,[LIBOR4+275], 5/31/23[1]	29,699	29,857
Tranche B8, 3.00%,[LIBOR12+175], 12/31/19[1]	69,650	69,837

17 OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Electric Utilities (Continued)
Dayton Power & Light Co. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%,[LIBOR12+325], 8/24/22[1]	$104,213	$105,808
Dynegy, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 4.492%,[LIBOR12+325], 2/7/24[1]	335,802	338,157
EFS Cogen Holdings I LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.363%-4.84%,[LIBOR4+325], 6/28/23[1]	195,737	197,422
Helix Gen Funding LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.083%,[LIBOR4+375], 6/3/24[1]	157,021	158,905
InterGen NV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.65%,[LIBOR4+450], 6/12/20[1]	239,375	239,749
MRP Generation Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.333%,[LIBOR4+700], 10/18/22[1]	39,600	37,224
NRG Energy, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.583%,[LIBOR4+225], 6/30/23[1]	609,869	611,777
Sandy Creek Energy Associates LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.333%,[LIBOR4+400], 11/9/20[1]	230,953	199,774
Talen Energy Supply LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.242%,[LIBOR12+400], 7/15/23[1]	260,919	260,838
Vistra Operations Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.992%-4.084%,[LIBOR12+275], 8/4/23[1]	350,616	352,199
Tranche C, 4.084%,[LIBOR12+275], 8/4/23[1]	85,162	85,535
		2,821,355
Total Corporate Loans (Cost $74,577,004)		74,365,380

Corporate Bonds and Notes—3.3%
Altice US Finance I Corp., 5.50% Sr. Sec. Nts., 5/15/26[5]	210,000	218,925
AmeriGas Partners LP/AmeriGas Finance Corp., 5.50% Sr. Unsec. Nts., 5/20/25	215,000	220,912
Avaya, Inc., 9.25% Sr. Unsec. Nts., 4/24/25	255,000	255,000
Peabody Energy Corp., 6.375% Sr. Sec. Nts., 3/31/25[5]	430,000	445,050
Tesla, Inc., 5.30% Sr. Unsec. Nts., 8/15/25[5]	1,250,000	1,207,813
Total Corporate Bonds and Notes (Cost $2,363,882)		2,347,700

	Shares
Common Stocks—2.9%
Arch Coal, Inc., Cl. A	10,922	834,659
Aretec Group, Inc.[6]	3,330	104,062
Caesars Entertainment Corp.[6]	1,581	20,474
Everyware Global, Inc.[2,6]	5,211	38,105
Gymboree Corp. (The)[6],[8]	10,048	257,480
Gymboree Corp. (The)[6],[8]	3,550	90,969
Larchmont Resources LLC[6]	78	26,993
Media General, Inc.[2,6,7]	30,400	1,824
Millennium Corporate Claim Litigation Trust[2,6]	274	3
Millennium Lender Claim Litigation Trust[2,6]	548	5
New Millennium Holdco, Inc.[2,6]	5,562	56
Nexstar Media Group, Inc., Cl. A	2,973	189,677
Ocean Rig UDW, Inc.[6]	14,665	392,738
Quicksilver Resources, Inc.[2,6]	571,500	12,059

18 OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

	Shares	Value
Common Stocks (Continued)
Sabine Oil[6]	93	$4,278
Templar Energy, Cl. A6	7,400	20,350
VICI Properties, Inc.[6]	2,292	42,402
Total Common Stocks (Cost $2,166,239)		2,036,134

	Units
Rights, Warrants and Certificates—0.0%
Sabine Oil Tranche 1 Wts., Strike Price $4.49, Exp. 8/11/26[6]	298	2,012
Sabine Oil Tranche 2 Wts., Strike Price $2.72, Exp. 8/11/26[6]	53	305
Total Rights, Warrants and Certificates (Cost $39,881)		2,317

	Shares
Investment Company—0.4%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.01%[9,10]
(Cost $259,275)	259,275	259,275
Total Investments, at Value (Cost $79,406,281)	110.9%	79,010,806
Net Other Assets (Liabilities)	(10.9)	(7,735,062)
Net Assets	100.0%	$71,275,744

Footnotes to Statement of Investments

1. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

2. The value of this security was determined using significant unobservable inputs. See Note 2 of the accompanying

Notes.

3. Interest or dividend is paid-in-kind, when applicable.

4. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,871,788 or 2.63% of the Fund’s net assets at period end.

6. Non-income producing security.

7. Security received as the result of issuer reorganization.

8. The Fund holds securities which have been issued by the same entity and that are traded on separate exchanges.

9. Rate shown is the 7-day yield at period end.

10. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares July 31, 2017	Gross Additions	Gross Reductions	Shares October 31, 2017
Oppenheimer Institutional Government Money Market Fund, Cl. E	223,921	10,613,573	10,578,219	259,275

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Oppenheimer Institutional Government Money Market Fund, Cl. E	$259,275	$1,710	$—	$—

19 OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

Glossary:
Definitions
LIBOR12	London Interbank Offered Rate-Monthly
LIBOR4	London Interbank Offered Rate-Quarterly
LIBOR52	London Interbank Offered Rate-Weekly
LIBOR6	London Interbank Offered Rate-Bi-Monthly
PRIME4	United States Prime Rate-Quarterly

20    OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

NOTES TO STATEMENT OF INVESTMENTS October 31, 2017 Unaudited

1. Organization

Oppenheimer Senior Floating Rate Plus Fund (the “Fund”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end diversified management investment company. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt

21 OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Loans are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include information obtained from market participants regarding broker-dealer price quotations.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities

22 OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

2. Securities Valuation (Continued)

(including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Corporate Loans	$—	$72,689,289	$1,676,091	$74,365,380
Corporate Bonds and Notes	—	2,347,700	—	2,347,700
Common Stocks	1,479,950	504,132	52,052	2,036,134
Rights, Warrants and Certificates	—	2,317	—	2,317
Investment Company	259,275	—	—	259,275

Total Assets	$1,739,225	$75,543,438	$1,728,143	$79,010,806

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and

23 OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Senior Loans. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in floating rate Senior Loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. While most of these loans will be collateralized, the Fund can invest without limit in uncollateralized floating rate Senior Loans. Senior Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The Senior Loans pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates. Senior Loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for some Senior Loans. As a result, some Senior Loans are illiquid, which may make it difficult for the Fund to value them or dispose of them at an acceptable price when necessary. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

At period end, securities with an aggregate market value of $74,365,380, representing 104.33% of the Fund’s net assets were comprised of Senior Loans.

Securities on a When-Issued or Delayed Delivery Basis. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a “when issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete

24 OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

3. Investments and Risks (Continued)

the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than

25 OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Market Risk Factors (Continued)

obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

26 OPPENHEIMER SENIOR FLOATING RATE PLUS FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Senior Floating Rate Plus Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	12/11/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	12/11/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	12/11/2017